SCHEDULE OF NET INCOME LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	56,555,686	22,409,363	925,589
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	45,903,056	21,924,307
Common Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,892,096
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,760,534	485,056	925,589